FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Analysis of Future Anticipated Cash Flows Related to Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	£ (168)	£ (171)
Effect of discounting/financing rates, bank overdrafts	0	0
Bank overdrafts	(168)	(171)	£ (358)
Bonds	(5,815)	(5,161)
Effect of discounting/financing rates, bonds	1,047	1,004
Bonds	(4,768)	(4,157)
Gross lease liabilities	(2,451)	(2,692)
Effect of discounting/financing rates, lease liabilities	555	672
Lease liability at end of year	(1,896)	(2,020)	£ (2,154)
Borrowings and leases	(8,434)	(8,024)
Effect of discounting/financing rates, borrowings	1,602	1,676
Total borrowings	(6,832)	(6,348)
Trade payables and other financial liabilities	(11,612)	(12,308)
Effect of discounting/financing rates, Trade payables and other financial liabilities	18	26
Trade payables and other financial liabilities	(11,594)	(12,282)
Total non-derivative financial instruments	(20,046)	(20,332)
Effect of discounting/financing rates, Total non-derivative financial instruments	1,620	1,702
Total non-derivative financial instruments	(18,426)	(18,630)
Total derivative financial instruments	15	(186)
Effect of discounting/financing rates, Total derivative financial instruments	60	134
Total derivative financial instruments	75	(52)
Financial liabilities, undiscounted cash flows	(20,031)	(20,518)
Effect of discounting/financing rates	1,680	1,836
Total	(18,351)	(18,682)
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	(168)	(171)
Bonds	(790)	(536)
Gross lease liabilities	(325)	(353)
Borrowings and leases	(1,283)	(1,060)
Trade payables and other financial liabilities	(11,432)	(12,140)
Total non-derivative financial instruments	(12,715)	(13,200)
Total derivative financial instruments	(8)	(52)
Financial liabilities, undiscounted cash flows	(12,723)	(13,252)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(791)	(736)
Gross lease liabilities	(294)	(307)
Borrowings and leases	(1,085)	(1,043)
Trade payables and other financial liabilities	(91)	(76)
Total non-derivative financial instruments	(1,176)	(1,119)
Total derivative financial instruments	(11)	(20)
Financial liabilities, undiscounted cash flows	(1,187)	(1,139)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(601)	(723)
Gross lease liabilities	(265)	(281)
Borrowings and leases	(866)	(1,004)
Trade payables and other financial liabilities	(71)	(45)
Total non-derivative financial instruments	(937)	(1,049)
Total derivative financial instruments	38	(18)
Financial liabilities, undiscounted cash flows	(899)	(1,067)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(408)	(542)
Gross lease liabilities	(241)	(256)
Borrowings and leases	(649)	(798)
Trade payables and other financial liabilities	(13)	(25)
Total non-derivative financial instruments	(662)	(823)
Total derivative financial instruments	17	(26)
Financial liabilities, undiscounted cash flows	(645)	(849)
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(614)	(359)
Gross lease liabilities	(202)	(235)
Borrowings and leases	(816)	(594)
Trade payables and other financial liabilities	(5)	(13)
Total non-derivative financial instruments	(821)	(607)
Total derivative financial instruments	(7)	(24)
Financial liabilities, undiscounted cash flows	(828)	(631)
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(2,611)	(2,265)
Gross lease liabilities	(1,124)	(1,260)
Borrowings and leases	(3,735)	(3,525)
Trade payables and other financial liabilities	0	(9)
Total non-derivative financial instruments	(3,735)	(3,534)
Total derivative financial instruments	(14)	(46)
Financial liabilities, undiscounted cash flows	(3,749)	(3,580)
Trade and other receivable
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	3,798	3,032
Effect of discounting/financing rates, Total derivative financial instruments	0	0
Total derivative financial instruments	0	0
Trade and other receivable | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	2,032	1,244
Trade and other receivable | Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	66	99
Trade and other receivable | Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	544	62
Trade and other receivable | Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	650	516
Trade and other receivable | Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	17	632
Trade and other receivable | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	489	479
Trade and other payable
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(3,783)	(3,218)
Effect of discounting/financing rates, Total derivative financial instruments	0	0
Total derivative financial instruments	0	0
Trade and other payable | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(2,040)	(1,296)
Trade and other payable | Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(77)	(119)
Trade and other payable | Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(506)	(80)
Trade and other payable | Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(633)	(542)
Trade and other payable | Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(24)	(656)
Trade and other payable | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	£ (503)	£ (525)